Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related party disclosures
Short-term benefits	$ 0.9	$ 0.8	$ 1.6	$ 1.6
Share-based payments	1.9	1.8	2.4	3.6
Total	$ 2.8	$ 2.6	$ 4.0	$ 5.2